Basic and Diluted Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic and Diluted Loss Per Share
Net loss for the period	€ (54,274)	€ (49,635)	€ (33,619)
Weighted average number of outstanding shares used for computing basic loss per share	41,449,732	39,168,152	33,874,751
Weighted average number of outstanding shares used for computing diluted loss per share	41,449,732	39,168,152	33,874,751
Basic loss per share	€ (1.31)	€ (1.27)	€ (0.99)
Diluted loss per share	€ (1.31)	€ (1.27)	€ (0.99)